Cover	Aug. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 04, 2026
Entity Registrant Name	HAVERTY FURNITURE COMPANIES, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-14445
Entity Tax Identification Number	58-0281900
Entity Address, Address Line One	780 Johnson Ferry Road, NE,
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30342
City Area Code	404
Local Phone Number	443-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000216085
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	HVT
Security Exchange Name	NYSE
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	HVTA
Security Exchange Name	NYSE